Sales of Goods and Real Estate (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold

The following table provides information about sales of goods and real estate and costs of goods and real estate sold for fiscal 2015, 2016 and 2017:

	Millions of yen
	2015	2016	2017
Sales of goods	¥352,228	¥707,502	¥898,022
Real estate sales	98,641	126,508	117,227

Sales of goods and real estate	¥450,869	¥834,010	¥1,015,249

Costs of goods sold	¥308,723	¥641,715	¥832,423
Costs of real estate sold	93,298	106,544	96,371

Costs of goods and real estate sold	¥402,021	¥748,259	¥928,794